Share-Based Compensation (Tables)	12 Months Ended
Feb. 01, 2014
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	Fiscal year
Assumptions(1)	2013	2012	2011

Risk-free interest rates(2)	0.1% - 1.4%	0.1% - 1.1%	0.1% - 1.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility rates of our common stock(3)	25.5% - 32.5%	29.0% - 35.2%	30.7% - 37.8%
Expected life of options (in years)(4)	4.0 - 5.0	1.0 - 5.0	1.0 - 5.0
Fair value of equity per share(5)	$14.76 - $18.28	$16.32 - $16.99	$10.31 - $12.16

Schedule of summary of stock option activity

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

	(in millions)	(in millions)
Outstanding at February 2, 2013	13.4	$10.75
Granted	3.3	13.96
Exercised	(4.0)	9.20
Cancelled/Forfeited	(0.9)	10.07

Outstanding at February 1, 2014	11.8	$9.37	4.6	$78

Vested and Exercisable at February 1, 2014	6.3	$7.66	3.4	$55